Debt (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Long-term debt

Debt as of September 30, 2018 and December 31, 2017 consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
Revolving credit facility	$122,128	$147,037
Term loans	40,130	55,858

Total debt	$162,258	$202,895
Less: Debt issuance costs and discount	(2,929)	(3,485)

Total debt, net of debt issuance costs and discount	159,329	199,410
Less: Current maturities	(10,088)	(9,950)

Total debt, net of current maturities	$149,241	$189,460